Commitments and Contingencies - Charter Hire Receivable (Table) (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Commitments And Contingencies
June 30, 2025	$ 630,639
June 30, 2026	414,570
June 30, 2027	338,924
June 30, 2028	167,236
June 30, 2029	84,978
June 30, 2030	6,878
Total minimum lease revenue, net of address commissions	$ 1,643,225